Reserves	12 Months Ended
Jun. 30, 2023
Reserves [Abstract]
Reserves
Note 21.  Reserves

	Consolidated
	30 June 2023	30 June 2022
	US$’000	US$’000

Foreign currency translation reserve	(34,655)	(21,014)
Share-based payments reserve (note 31)	28,435	14,200

	(6,220)	(6,814)

Foreign currency translation reserve
The reserve is used to recognize exchange differences arising from the translation of the financial statements of foreign operations to United States dollar.

Share-based payments reserve
The reserve is used to recognize the value of equity benefits provided to employees and Directors as part of their remuneration, and other parties as part of their compensation for services.